Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000266022
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Beacon Dynamic Allocation Fund
Average Annual Return, Percent	3.06%	3.86%	5.19%	6.47%
C000274166
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Beacon Dynamic Allocation Fund
C000274167
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Beacon Dynamic Allocation Fund
Without Sales Load [Member] | C000266022
Average Annual Return [Line Items]
Average Annual Return, Percent	8.22%	9.06%	6.22%	6.98%
Without Sales Load [Member] | C000274166
Average Annual Return [Line Items]
Average Annual Return, Percent	7.78%	8.29%	5.43%	6.18%
Without Sales Load [Member] | C000274167
Average Annual Return [Line Items]
Average Annual Return, Percent	8.39%	9.37%	6.48%	7.25%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%	6.26%	0.42%	1.97%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%	6.26%	0.42%	1.97%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%	6.26%	0.42%	1.97%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	9.30%	16.99%	14.19%	15.50%
60% S&P500TR/40% BB US Aggregate
Average Annual Return [Line Items]
Average Annual Return, Percent	7.67%	12.73%	8.67%	10.15%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	9.30%	16.99%	14.19%	15.50%
60% S&P500TR/40% BB US Aggregate
Average Annual Return [Line Items]
Average Annual Return, Percent	7.67%	12.73%	8.67%	10.15%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	9.30%	16.99%	14.19%	15.50%
60% S&P500TR/40% BB US Aggregate
Average Annual Return [Line Items]
Average Annual Return, Percent	7.67%	12.73%	8.67%	10.15%